Income Taxes (Details) - Schedule of income (loss) before provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of income (loss) before provision for income taxes [Abstract]
U.S.	$ (73,317)	$ 23,403
Foreign
Income (loss) before provision for income taxes	$ 73,317	$ 23,403